Debt - schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument
Long-term debt, gross	$ 109,102	$ 95,000	$ 80,046
Less: unamortized debt issuance costs and original issue discount	(976)	(579)
Long term debt including current maturities	108,126	94,421	80,046
Less: current portion of long-term debt			46
Long-term debt, net	$ 108,126	94,421	$ 80,000
Repurchase promissory note, interest paid at 11.0%, due June 2026
Debt Instrument
Interest rate (as a percent)	11.00%
Long-term debt, gross	$ 15,000	15,000
Term loan facility, interest paid at 12.0%, due December 2025
Debt Instrument
Interest rate (as a percent)	12.00%
Long-term debt, gross	$ 65,000	65,000
Unsecured promissory note, interest paid at 14.0%, due May 2026
Debt Instrument
Interest rate (as a percent)	14.00%
Long-term debt, gross	$ 29,102	$ 15,000